18 Trade payables, net	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Trade payables, net
18	Trade payables, net
		As of December 31,
	Notes	2020	2019
Product suppliers		5,450	9,607
Service providers		96	573
Bonuses from suppliers	18.2	(488)	(410)
Total		5,058	9,770
18.1	Agreements among suppliers, the Company, and banks

The Company entered into certain agreements with financial institutions in order to allow suppliers to use the Company's lines of credit, and to anticipate receivables arising from the sale of goods and services.

These transactions were assessed by management that determined that they have commercial characteristics, since there are no changes to the original terms of the receivables in relation to price and / or terms, including financial charges. The anticipation is also solely at the suppliers’ discretion.

The Company also has commercial transactions increasing payment terms, as part of its commercial activities, without financial charges.

18.2	Bonuses from suppliers

These include bonuses and discounts from suppliers. These amounts are defined in agreements and include amounts referring to discounts by volume of purchases, joint marketing programs, freight reimbursements, and other similar programs. Settlement occurs by offsetting payable to suppliers, according to conditions foreseen in the supply agreements.